SHARE-BASED COMPENSATION - Share Options Granted (Details) - Share Options $ / shares in Units, $ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 HKD ($) shares	Jun. 30, 2021 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 HKD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 HKD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 HKD ($)
SHARE-BASED COMPENSATION
Outstanding (in shares) | shares	11,840,890			11,518,482				13,341,466
Exercisable (in shares) | shares	1,654,999			1,653,781				2,825,014
Expected to vest (in shares) | shares	10,185,891			9,864,701				10,516,452
Outstanding (in dollars per share) | $ / shares	$ 0.5627			$ 0.5645				$ 0.5703
Exercisable (in dollars per share) | $ / shares	0.5198			0.4808				0.5729
Expected to vest (in dollars per share) | $ / shares	$ 0.5697			$ 0.5786				$ 0.5696
Outstanding (in years)	3 years	3 years		2 years 9 months 3 days	2 years 9 months 3 days			3 years 5 months 1 day	3 years 5 months 1 day
Exercisable (in years)	2 years 4 months 9 days	2 years 4 months 9 days		2 years 6 months 3 days	2 years 6 months 3 days			2 years 10 months 6 days	2 years 10 months 6 days
Expected to vest (in years)	3 years 1 month 6 days	3 years 1 month 6 days		2 years 9 months 18 days	2 years 9 months 18 days			3 years 6 months 25 days	3 years 6 months 25 days
Outstanding (in dollars) | $	$ 64,020			$ 51,515				$ 165,157
Exercisable (in dollars) | $	9,019			7,535				34,964
Expected to vest (in dollars) | $	$ 55,001			$ 43,980				130,193
Weighted average grant date fair value | $ / shares	$ 0		$ 0	$ 0		$ 18.9219
Options exercised (in shares) | shares	1,197,536	1,197,536	2,395,392	1,475,848	1,475,848	4,192,000	4,192,000
Intrinsic value of options exercised	$ 4,988	$ 39,030		$ 6,295	$ 49,305	$ 69,986	$ 543,551	$ 79,093	$ 614,738